INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of (Loss) Income before Income Tax

(Loss) income before income tax consisted of:

	Year Ended December 31,
	2015	2014	2013
Macau operations	$277,764	$775,790	$865,911
Hong Kong operations	(54,778)	(10,062)	(21,241)
Other jurisdictions’ operations	(282,763)	(235,306)	(264,216)

Total (loss) income before income tax	$(59,777)	$530,422	$580,454

Summary of Income Tax Expense

The income tax expense consisted of:

	Year Ended December 31,
	2015	2014	2013
Income tax expense - current:
Macau Complementary Tax	$408	$2,761	$41
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	5,590
Hong Kong Profits Tax	800	1,171	654
Income tax in other jurisdictions	283	622	99

Sub-total	4,286	7,349	6,384

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(423)	(57)	(417)
Hong Kong Profits Tax	(14)	124	(2)
Income tax in other jurisdictions	(5)	91	8

Sub-total	(442)	158	(411)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(3,351)	(3,917)	(3,543)
Hong Kong Profits Tax	32	(22)	12
Income tax in other jurisdictions	506	(532)	(1)

Sub-total	(2,813)	(4,471)	(3,532)

Total income tax expense	$1,031	$3,036	$2,441

Schedule of Reconciliation of Income Tax Expense from (Loss) Income Before Income Tax

A reconciliation of the income tax expense from (loss) income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2015	2014	2013
(Loss) income before income tax	$(59,777)	$530,422	$580,454
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(7,173)	63,651	69,654
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	5,590
Effect of different tax rates of subsidiaries operating in other jurisdictions	(37,422)	(25,416)	(9,642)
(Over) under provision in prior years	(442)	158	(411)
Effect of income for which no income tax expense is payable	(1,850)	(2,272)	(395)
Effect of expenses for which no income tax benefit is receivable	18,824	12,441	26,557
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(64,437)	(109,189)	(125,702)
Losses that cannot be carried forward	979	—	—
Change in valuation allowance	89,757	60,868	36,790

	$1,031	$3,036	$2,441

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
Deferred tax assets
Net operating loss carried forwards	$149,616	$94,280
Depreciation and amortization	15,644	13,377
Deferred deductible expenses	3,994	4,402
Deferred rents	21,243	12,896
Others	7,219	9,527

Sub-total	197,716	134,482

Valuation allowances
Current	(26,617)	(18,626)
Long-term	(165,583)	(109,301)

Sub-total	(192,200)	(127,927)

Total deferred tax assets	5,516	6,555

Deferred tax liabilities
Land use rights	(52,032)	(55,683)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,061)	(2,821)
Others	(5,414)	(5,848)

Total deferred tax liabilities	(61,012)	(64,857)

Deferred tax liabilities, net	$(55,496)	$(58,302)